Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 06, 2020	Dec. 31, 2019
Related Parties (Details) [Line Items]
Percentage of voting rights	10.00%
Total consideration	$ 750,000	$ 1,900,000
Total consideration in cash		$ 1,150,000
Gross fixed annual compensation	$ 135,000
Shares received for service (in Shares)	5,000
Fair value of shares received	$ 16,376
Key management personnel transactions, description	the Company’s Chief Financial Officer, Frederico Figueira de Chaves, made payments on behalf of Fusion Fuel in the total amount of €144,396 ($171,398), related to operating costs, which were fully repaid by December 2020. In addition, shareholder loans in the amount of €84,387 were drawn down, of which €2,000 remains outstanding at December 31, 2020. As at December 31, 2019, a shareholder loan of €13,897 was outstanding. This was repaid in full during 2020.
Key management personnel holdings, description	the company have control of more than 10% of the voting shares of the company, however no individual controls more than 20% of the company. Directors and Officers hold a total of 1,394,466 issued Class A and Class B shares in the company at year end.
Shares held (in Shares)	1,593,750
Executive Committee [Member]
Related Parties (Details) [Line Items]
Gross fixed annual compensation	$ 180,000